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                                                    ----------------------------
                          UNITED STATES                     OMB APPROVAL
               SECURITIES AND EXCHANGE COMMISSION   ----------------------------
                     Washington, D.C. 20549         OMB Number: 3235-0006
                                                    Expires: February 28, 1997
                            FORM 13F                Estimated average burden
                                                    Hours per response.....24.60
                                                    ----------------------------
                                                    ----------------------------
                                                            SEC USE ONLY
                                                    ----------------------------
                                                    ----------------------------

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

Brian C. Broderick
Name of Institutional Investment Manager

Hemenway & Barnes, LLP      60 State Street      Boston,         MA        02109
   Business Address            (Street)          (City)       (State)      (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of February, 2009.

                                     Brian C. Broderick
                                     (Name of Institutional Investment Manager)


                                     /s/ Brian C. Broderick
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                     to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                      13F File No.:
----------------------------------------   -------------------------------------
1.  John M. Cornish                        28-5362
2.  Michael B. Elefante                    28-06281
3.  Stephen W. Kidder (35)*                28-11134
4.  Lawrence T. Perera                     28-06167
5.  Michael J. Puzo                        28-06165
6.  Kurt F. Somerville                     28-10379
7.
8.
9.
10.

*    Refers to manager number on attached detail in Item 7.

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
AS OF DECEMBER 31, 2008                     FORM 13F                 SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                    ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
                                                                       INVESTMENT
                                                                       DISCRETION          VOTING AUTHORITY
                                                            SHARES OR -----------          ----------------
                                        CUSIP   FAIR MARKET PRINCIPAL                       (A)   (B)   (C)
NAME OF ISSUER         TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------         -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
ABB LTD                SPONSORED      000375204      524600    34950          XX                 22850
                       ADR                                                    XX     35          12100
A F L A C INC          COMMON STOCK   001055102      829337    18092          XX                 12112
                                                                              XX     35           5980
AT&T INC               COMMON STOCK   00206R102      295517    10369          XX                  8521
                                                                              XX     35           1848
ABBOTT LABS            COMMON STOCK   002824100     1820878    34118          XX                 22468
                                                                              XX     35          11650
AMGEN INC              COMMON STOCK   031162100      355163     6150          XX                  1250
                                                                              XX     35           4900
APPLIED MATERIALS INC  COMMON STOCK   038222105      152963    15100          XX                  7800
                                                                              XX     35           7300
APTARGROUP INC         COMMON STOCK   038336103     2243660    63668          XX                 37548
                                                                              XX     35          26120
AUTOMATIC DATA         COMMON STOCK   053015103      639118    16246          XX                 11566
PROCESSING                                                                    XX     35           4680
B P PLC ADR            COMMON STOCK   055622104      706522    15116          XX                  6350
                                                                              XX     35           8766
BAXTER INT'L INC       COMMON STOCK   071813109      302140     5638          XX                  2000
                                                                              XX     35           3638
BRISTOL MYERS          COMMON STOCK   110122108      310643    13361          XX                 11721
SQUIBB CO                                                                     XX     35           1640
CVS CAREMARK           COMMON STOCK   126650100      525511    18285          XX                 12400
CORPORATION                                                                   XX     35           5885
CANADIAN NATIONAL      COMMON STOCK   136375102     2161084    58789          XX                 34741
RAILWAY CO                                                                    XX     35          24048
CATERPILLAR INC        COMMON STOCK   149123101      738127    16524          XX                 16524

AS OF DECEMBER 31, 2008                     FORM 13F                 SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                    ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
                                                                       INVESTMENT
                                                                       DISCRETION          VOTING AUTHORITY
                                                            SHARES OR -----------          ----------------
                                        CUSIP   FAIR MARKET PRINCIPAL                       (A)   (B)   (C)
NAME OF ISSUER         TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------         -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
CHEVRON CORP           COMMON STOCK   166764100     1215031    16426          XX                  9976
                                                                              XX     35           6450
CHUBB CORPORATION      COMMON STOCK   171232101      346800     6800          XX                  6800
CISCO SYS INC          COMMON STOCK   17275R102      754022    46259          XX                 33529
                                                                              XX     35          12730
CITIGROUP INC          COMMON STOCK   172967101      130295    19418          XX     35          19418
COCA COLA CO           COMMON STOCK   191216100      219560     4850          XX     35           4850
CONOCOPHILLIPS         COMMON STOCK   20825C104      511888     9882          XX                  9161
                                                                              XX     35            721
E I DU PONT DE         COMMON STOCK   263534109      651121    25736          XX                 22448
NEMOURS & CO                                                                  XX     35           3288
E M C CORP             COMMON STOCK   268648102      810493    77411          XX                 52422
                                                                              XX     35          24989
EMERSON ELECTRIC CO    COMMON STOCK   291011104     2147177    58650          XX                 36060
                                                                              XX     35          22590
ENCANA CORP            COMMON STOCK   292505104     2529535    54422          XX                 38542
                                                                              XX     35          15880
EXXON MOBIL CORP       COMMON STOCK   30231G102     7444467    93254          XX                 69926
                                                                              XX     35          23328
GENERAL ELECTRIC CO    COMMON STOCK   369604103     2034947   125614          XX                 95601
                                                                              XX     35          30013
HELMERICH & PAYNE INC  COMMON STOCK   423452101      244563    10750          XX                  3100
                                                                              XX     35           7650
HEWLETT PACKARD CO     COMMON STOCK   428236103      263647     7265          XX                  6465
                                                                              XX     35            800
HONEYWELL              COMMON STOCK   438516106      325608     9918          XX                  9918
INTERNATIONAL INC

AS OF DECEMBER 31, 2008                     FORM 13F                 SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                    ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
                                                                       INVESTMENT
                                                                       DISCRETION          VOTING AUTHORITY
                                                            SHARES OR -----------          ----------------
                                        CUSIP   FAIR MARKET PRINCIPAL                       (A)   (B)   (C)
NAME OF ISSUER         TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------         -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
INTEL CORPORATION      COMMON STOCK   458140100     2082849   142077          XX                105892
                                                                              XX     35          36185
INTL BUSINESS MACHINES COMMON STOCK   459200101      843620    10024          XX                  9224
                                                                              XX     35            800
JOHNSON & JOHNSON      COMMON STOCK   478160104     4672783    78101          XX                 63206
                                                                              XX     35          14895
KIMBERLY CLARK CORP    COMMON STOCK   494368103      221508     4200          XX                  4200
ELI LILLY & CO.        COMMON STOCK   532457108      224827     5583          XX                  5583
LINCOLN NATL CORP IND  COMMON STOCK   534187109      302721    16068          XX                 13740
                                                                              XX     35           2328
MCDONALD'S CORP.       COMMON STOCK   580135101      286074     4600          XX                  4000
                                                                              XX     35            600
MERCK & CO INC         COMMON STOCK   589331107     1293520    42550          XX                 25550
                                                                              XX     35          17000
MICROSOFT CORP         COMMON STOCK   594918104      642181    33034          XX                 23727
                                                                              XX     35           9307
NOKIA CORP ADR A       COMMON STOCK   654902204      597636    38310          XX                 27135
                                                                              XX     35          11175
NOVARTIS AG ADR        COMMON STOCK   66987V109     1918248    38550          XX                 26075
                                                                              XX     35          12475
ORACLE CORP            COMMON STOCK   68389X105      644822    36369          XX                 25899
                                                                              XX     35          10470
PEPSICO INC            COMMON STOCK   713448108     1220330    22281          XX                 13681
                                                                              XX     35           8600
PFIZER INC             COMMON STOCK   717081103      229911    12982          XX                 12982
PORTLAND GENERAL       COMMON STOCK   736508847      625961    32150          XX                 24850

AS OF DECEMBER 31, 2008                     FORM 13F                 SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                    ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
                                                                       INVESTMENT
                                                                       DISCRETION          VOTING AUTHORITY
                                                            SHARES OR -----------          ----------------
                                        CUSIP   FAIR MARKET PRINCIPAL                       (A)   (B)   (C)
NAME OF ISSUER         TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------         -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
ELECTRIC CO                                                                   XX     35           7300
PROCTER & GAMBLE CO    COMMON STOCK   742718109     4330491    70050          XX                 50750
                                                                              XX     35          19300
ROCKWELL COLLINS INC   COMMON STOCK   774341101      231569     5924          XX                  5924
SAN JUAN BASIN         COMMON STOCK   798241105      473407    15286          XX                 11286
ROYALTY TRUST                                                                 XX     35           4000
SCHLUMBERGER LTD       COMMON STOCK   806857108      225365     5324          XX                  4324
                                                                              XX     35           1000
SIGMA ALDRICH CORP     COMMON STOCK   826552101      540672    12800          XX                 11600
                                                                              XX     35           1200
SIMS METAL             SPONSORED      829160100      444947    35825          XX                 20550
MANAGEMENT LTD         ADR                                                    XX     35          15275
SONOSITE INC           COMMON STOCK   83568G104      228846    11994          XX                  7479
                                                                              XX     35           4515
STATE STREET CORP      COMMON STOCK   857477103      517032    13146          XX                  5925
                                                                              XX     35           7221
3 M COMPANY            COMMON STOCK   88579Y101     2633030    45760          XX                 33135
                                                                              XX     35          12625
UNION PACIFIC CORP     COMMON STOCK   907818108      914892    19140          XX                 15428
                                                                              XX     35           3712
UNITED TECHNOLOGIES    COMMON STOCK   913017109      434160     8100          XX                  8100
V F CORP               COMMON STOCK   918204108      323691     5910          XX                  5910

AS OF DECEMBER 31, 2008                     FORM 13F                 SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                    ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
                                                                       INVESTMENT
                                                                       DISCRETION          VOTING AUTHORITY
                                                            SHARES OR -----------          ----------------
                                        CUSIP   FAIR MARKET PRINCIPAL                       (A)   (B)   (C)
NAME OF ISSUER         TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------         -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
WYETH                  COMMON STOCK   983024100      601098    16025          XX                  3325
                                                                              XX     35          12700
ZIMMER HOLDINGS INC    COMMON STOCK   98956P102      215237     5325          XX                  2415
                                                                              XX     35           2910
COVIDIEN LTD           COMMON STOCK   G2552X108      281512     7768          XX                  3818
                                                                              XX     35           3950
AGGREGATE TOTAL                                  59,437,357